Changes in Fair Value of Level Three Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 74,026		¥ 73,608
Total realized and unrealized gains (losses), included in earnings	(1,214)	[1]	(3,332)	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	505	[2]	2,638	[2]
Purchases	3,144
Purchases, issuances, sales and settlements			1,112
Settlements	(2,784)
Other	(226)
Ending balance	73,451		74,026
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	(1,215)	[1]	(3,779)	[1]
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,581		1,097
Total realized and unrealized gains (losses), included in earnings			(13)	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	(2)	[2]	(18)	[2]
Purchases, issuances, sales and settlements			3,515
Settlements	(500)
Transfers into level 3	2,116	[3]
Transfers out of level 3	(4,682)	[4]
Ending balance	1,513		4,581
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings			(2)	[1]
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	19,751		17,433
Total realized and unrealized gains (losses), included in earnings	27	[1]	(224)	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	271	[2]	(841)	[2]
Purchases	6,994
Purchases, issuances, sales and settlements			7,951
Settlements	(5,961)
Transfers in and/or out of level 3			(4,568)
Transfers into level 3	956	[3]
Transfers out of level 3	(6,747)	[4]
Ending balance	15,291		19,751
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	(2)	[1]	10	[1]
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	299
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	10	[2]	(1)	[2]
Purchases, issuances, sales and settlements			300
Ending balance	¥ 309		¥ 299

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of changes in stockholders' equity.
[3]	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.
[4]	Certain corporate bonds were transferred out of level 3 because quoted prices became available.